Other Income and Expenses Recognized in Statement of Profit and Loss - Summary of Other Operating Income (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Profit or loss [Abstract]
Interest income	¥ 105,421	$ 16,656	¥ 56,983	¥ 41,314
Dividend income from held for trading investment	2,532	400	943
Gain on disposal of subsidiaries (Note 4)	216,115	34,145
Gain on disposal of joint venture (Note 22)	107,976	17,059
Gain on disposal of associate	199	31
Gain on disposal of property, plant and equipment	11,668	1,843
Gain on disposal of intangible assets	115,235	18,206
Gain on disposal of prepaid operating leases				2,511
Gain on liquidation of joint venture				348
Government grants	34,337	5,425	41,515	31,205
Fair value gain on held for trading investment	12,768	2,017
Fair value gain on foreign exchange forward contract (Note 19)				15,506
Write-back of trade and other payables	29	5		9
Write-back of allowance for anticipated losses on development properties				2,976
Bad debt recovered				4,257
Foreign exchange gain, net	30,943	4,889
Others	10,129	1,600	18,513	8,805
Other operating income	¥ 647,352	$ 102,276	¥ 117,954	¥ 106,931